VIRTUS AllianzGI Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Aerospace & Defense—1.1%
TransDigm Group, Inc.(1)	8,690	$ 5,428
Air Freight & Logistics—2.5%
GXO Logistics, Inc.(1)	86,691	6,800
XPO Logistics, Inc.(1)	66,926	5,326
		12,126

Automobiles—0.9%
General Motors Co.(1)	86,235	4,546
Banks—2.1%
First Republic Bank	53,125	10,247
Biotechnology—3.6%
Horizon Therapeutics plc(1)	88,069	9,647
Moderna, Inc.(1)	20,786	8,000
		17,647

Building Products—1.1%
Johnson Controls International plc	75,025	5,108
Capital Markets—0.7%
MarketAxess Holdings, Inc.	7,765	3,267
Chemicals—2.3%
Chemours Co. (The)	224,610	6,527
Olin Corp.	96,935	4,677
		11,204

Commercial Services & Supplies—1.5%
Waste Management, Inc.	49,145	7,340
Construction & Engineering—1.5%
Quanta Services, Inc.	63,960	7,280
Containers & Packaging—1.0%
International Paper Co.	88,570	4,953
Distributors—1.4%
Pool Corp.	15,800	6,864
Electrical Equipment—3.9%
AMETEK, Inc.	42,537	5,275
Generac Holdings, Inc.(1)	22,809	9,321
Plug Power, Inc.(1)	175,955	4,494
		19,090

Electronic Equipment, Instruments & Components—4.5%
Keysight Technologies, Inc.(1)	49,435	8,122
TE Connectivity Ltd.	53,291	7,312
Trimble, Inc.(1)	80,572	6,627
		22,061

Entertainment—2.5%
Roku, Inc. Class A (1)	14,055	4,404
	Shares	Value

Entertainment—continued
Take-Two Interactive Software, Inc.(1)	25,168	$ 3,878
Zynga, Inc. Class A(1)	509,364	3,835
		12,117

Healthcare Equipment & Supplies—9.1%
Align Technology, Inc.(1)	13,305	8,853
Cooper Cos., Inc. (The)	15,005	6,202
Dexcom, Inc.(1)	23,775	13,002
Hologic, Inc.(1)	65,690	4,848
IDEXX Laboratories, Inc.(1)	18,670	11,611
		44,516

Healthcare Providers & Services—1.0%
Tenet Healthcare Corp.(1)	75,872	5,041
Hotels, Restaurants & Leisure—3.3%
Expedia Group, Inc.(1)	61,810	10,131
Wingstop, Inc.	35,011	5,739
		15,870

Household Durables—1.4%
DR Horton, Inc.	81,280	6,825
Interactive Media & Services—1.1%
ZoomInfo Technologies, Inc. Class A(1)	83,695	5,121
Internet & Direct Marketing Retail—1.3%
Fiverr International Ltd.(1)	33,851	6,184
IT Services—9.0%
EPAM Systems, Inc.(1)	25,668	14,643
Shift4 Payments, Inc. Class A (1)	70,485	5,464
Snowflake, Inc. Class A(1)	26,001	7,863
Square, Inc. Class A(1)	36,445	8,741
Toast, Inc. Class A(1)	1,372	69
Twilio, Inc. Class A(1)	22,637	7,222
		44,002

Leisure Products—1.4%
YETI Holdings, Inc.(1)	81,971	7,024
Life Sciences Tools & Services—4.5%
10X Genomics, Inc. Class A(1)	19,965	2,907
Avantor, Inc.(1)	324,874	13,287
ICON plc ADR(1)	22,065	5,781
		21,975

Machinery—3.1%
Kornit Digital Ltd.(1)	55,805	8,077
	Shares	Value

Machinery—continued
Westinghouse Air Brake Technologies Corp.	81,306	$ 7,010
		15,087

Oil, Gas & Consumable Fuels—1.7%
Diamondback Energy, Inc.	43,149	4,085
Valero Energy Corp.	59,588	4,205
		8,290

Pharmaceuticals—1.1%
Catalent, Inc.(1)	41,437	5,514
Professional Services—1.3%
Leidos Holdings, Inc.	65,610	6,307
Semiconductors & Semiconductor Equipment—9.5%
Analog Devices, Inc.	46,581	7,801
Enphase Energy, Inc.(1)	48,251	7,236
Entegris, Inc.	67,671	8,520
Lam Research Corp.	10,995	6,258
Marvell Technology, Inc.	98,415	5,936
Monolithic Power Systems, Inc.	21,784	10,558
		46,309

Software—11.6%
Coupa Software, Inc.(1)	29,442	6,453
HubSpot, Inc.(1)	17,565	11,875
Paycom Software, Inc.(1)	16,576	8,218
RingCentral, Inc. Class A(1)	21,314	4,636
Trade Desk, Inc. (The) Class A(1)	97,370	6,845
Varonis Systems, Inc.(1)	113,295	6,894
Zscaler, Inc.(1)	44,845	11,759
		56,680

Specialty Retail—3.4%
Floor & Decor Holdings, Inc. Class A(1)	50,060	6,047
RH(1)	15,760	10,510
		16,557

Specialty Stores—0.8%
Five Below, Inc.(1)	21,085	3,728
Textiles, Apparel & Luxury Goods—3.3%
Capri Holdings Ltd.(1)	177,215	8,579
Lululemon Athletica, Inc.(1)	19,155	7,752
		16,331

See Notes to Schedule of Investments

VIRTUS AllianzGI Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Trading Companies & Distributors—1.3%
United Rentals, Inc.(1)	17,564	$ 6,164
Total Common Stocks (Identified Cost $345,028)		486,803

Total Long-Term Investments—99.8% (Identified Cost $345,028)		486,803

	Shares	Value

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	202,699	$ 203
Total Short-Term Investment (Identified Cost $203)		203

TOTAL INVESTMENTS—99.8% (Identified Cost $345,231)		$487,006
Other assets and liabilities, net—0.2%		1,012
NET ASSETS—100.0%		$488,018
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Ireland	4
Israel	3
Switzerland	2
Virgin Islands (British)	2
Canada	1
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$486,803	$486,803
Money Market Mutual Fund	203	203
Total Investments	$487,006	$487,006
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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